Trade and Other Payables (Details) - Schedule of Trade and Other Payables - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Schedule of trade and other payables [Abstract]
Trade and other payables	€ 3,667,281	€ 650,258
Outside parties [Member]
Schedule of trade and other payables [Abstract]
Trade and other payables	3,485,774	613,489
Related parties [member]
Schedule of trade and other payables [Abstract]
Trade and other payables	€ 181,507	€ 36,769